Share-based payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payments
21	Share-based payments

Summary of outstanding options at December 31, 2018

The terms and conditions of the grants (excluding restricted shares and performance share grants), under the 2011 and 2013 Option Plans with an USD exercise price, were as follows:

Grant date	Employees entitled	Exercise price in $	Outstanding	Exercisable
		(in thousands)
2011	Senior employees	13.00	36	36
2012	Senior employees	20.50	1	1
2013	Senior employees	10.00-15.00	3	3
2014	Senior employees	17.50	76	76
2015	Senior employees	24.60-27.26	42	36
2016	Senior employees	27.14-34.00	45	23
2017	Senior employees	35.60-45.84	22	8
2018	Senior employees	55.90	38	—
	Total share options		263	183

Share options granted from 2011 onwards, under the 2011 and 2013 Option Plans, generally vest over four years and can be exercised up to eight years after the grant date. Vesting typically is over a 4-year period with 25% vesting after one year after the grant date and 6.25% per quarter thereafter. Options are settled with common shares of Interxion stock. If the employee is terminated prior to the contractual term of the award, all unvested options are forfeited.

The number and weighted average exercise prices of outstanding share options under the 2011 and 2013 Option Plans, excluding the restricted shares and performance share grants, with U.S. dollar exercise prices are as follows:

	Weighted average exercise price in $			Number of options in thousands
	2018	2017	2016	2018	2017	2016
Outstanding at January 1,	22.30	16.70	14.98	330	865	1,264
Granted	55.90	37.91	31.20	37	30	94
Exercised	20.27	14.13	14.90	(100)	(550)	(479)
Expired	—	—	—	—	—	—
Forfeited	26.00	30.67	20.49	(4)	(15)	(14)
Outstanding – December 31,	27.80	22.30	16.70	263	330	865
Exercisable – December 31,	20.65	18.34	14.22	183	228	689

The options outstanding at December 31, 2018 have a weighted average remaining contractual life of 4.3 years (2017: 4.4 years and 2016: 3.9 years).

Restricted Share Awards to Non-executive Directors

On June 30, 2015, the Annual General Meeting of Shareholders approved to award restricted shares equivalent to a value of €40,000 under the terms and conditions of the Interxion Holding N.V. 2013 Amended International Equity Based Incentive Plan (the “Amended 2013 Plan”) to each of our Non-executive Directors (1,615 restricted shares each) for their services to be provided for the period between the 2015 Annual General Meeting and the 2016 Annual General Meeting. A total of 6,460 restricted shares were granted.

On June 24, 2016, the Annual General Meeting of Shareholders approved the award of restricted shares, equivalent to a value of €40,000 under the terms and conditions of the Amended 2013 Plan, to each of our Non-executive Directors (1,234 restricted shares each) for their services to be provided for the period between the 2016 Annual General Meeting and the 2017 Annual General Meeting. A total of 4,936 restricted shares were granted.

On June 30, 2017, the Annual General Meeting of Shareholders approved the award of restricted shares equivalent to a value of €40,000 under the terms and conditions of the Amended 2013 Plan to each of our Non-executive Directors (996 restricted shares each) for their services to be provided for the period between the 2017 Annual General Meeting and the 2018 Annual General Meeting. A total of 3,984 restricted shares were granted.

On June 29, 2018, the Annual General Meeting of Shareholders approved the award of restricted shares equivalent to a value of €40,000 under the terms and conditions of the Amended 2013 Plan to each of our Non-executive Directors (746 restricted shares each) for their services to be provided for the period between the 2018 Annual General Meeting and the 2019 Annual General Meeting. A total of 3,730 restricted shares were granted.

2015 Performance Share Awards

With regard to the performance period of 2015, the Board of Directors approved the conditional award of performance shares in March 2015 for certain members of key management and the Executive Director under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan on the basis of the predetermined, on target equity value for 2015 and the Company’s average closing share price during the month of January 2015. The actual initial award of 149,600 performance shares, based on the level of the actual Company and individual performance from January 1, 2015, to December 31, 2015, was approved by the Board of Directors in February 2016.

With regard to the Executive Director, the first 50% (38,286 performance shares) of the initial award was approved at the 2016 Annual General Meeting. Of these 38,286 shares, 19,143 performance shares vested on approval but were locked up until December 31, 2016, and 19,143 performance shares vested on January 1, 2017.

With retroactive effect, all performance shares from the 2015 conditional performance share award to our Executive Director that were unvested at the time of the adoption of the 2017 Executive Director Long-Term Incentive Plan (the ‘2017 Plan”) on May 13, 2017, were deemed to have been awarded under the terms and conditions of the 2017 Plan. As a result, 50% of the original 2015 conditional performance share award, 34,320 shares, were subject to the terms of the 2017 Plan. In accordance with the rules of the plan, the shares were subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2015 through December 31, 2017.

Based on the Company’s actual three-year TSR performance (105%) relative to the three-year TSR performance of the constituents of S&P SmallCap 600 over the period January 1, 2015 through December 31, 2017, the Company ranked at the 85th percentile of the S&P SmallCap 600. Based on this ranking and in accordance with the plan performance and the payout table, a final performance share award of 60,060 shares was earned and approved by the Board in April 2018. The final performance share award was approved at the Annual General Meeting on June 29, 2018 and vested in two equal instalments. The first instalment of 30,030 shares (50% of the final performance share award) vested on August 8, 2018, the second instalment of 30,030 shares (50% of the final performance share award) vested on March 11, 2019.

With regard to key members of management, the first 50% of the initial award (36,514 performance shares) was awarded after the 2016 Annual General Meeting. A number of 18,257 performance shares vested on award but were locked up until December 31, 2016 and 18,257 performance shares vested on January 1, 2017. The remaining 50% of the initial award (36,512 performance shares) was subject to the Company’s two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period January 1, 2015 through December 31, 2016.

The Company’s actual two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period January 1, 2015 through December 31, 2016 was reviewed in March 2017. Based on the Company’s relative TSR performance the Compensation Committee approved a final performance share award of 33,292 performance shares. Of these performance shares, 6,004 were forfeited on January 31, 2018, 6,004 shares vested on May 4, 2018 and 10,642 vested on June 5, 2018. The remaining 10,642 shares vested on January 1, 2019.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

2016 Performance Share Awards

With regard to the performance period of 2016, the Board of Directors approved the conditional award of performance shares in February 2016 for certain members of key management and the Executive Director under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan on the basis of the predetermined on-target equity value for 2016 and the Company’s average closing share price during the month of January 2016.

With regard to the Executive Director, with retroactive effect, all 61,469 performance shares from the 2016 conditional performance share award were deemed to have been awarded under the terms and conditions of the 2017 Plan. In accordance with the rules of the 2017 Plan, these shares were subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2016 through December 31, 2018. The Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2016 through December 31, 2018 was reviewed in January 2019. Based on the Company’s actual three-year TSR performance (96%) relative to the three-year TSR performance of the constituents of S&P SmallCap 600 over the period January 1, 2016 through December 31, 2018, the Company ranked at the 82nd percentile of the S&P SmallCap 600. Based on this ranking and in accordance with the plan performance and the payout table, a final performance share award of 107,571 shares was earned and approved by the Board in April 2019. The final performance share award will be subject to shareholder approval at the 2019 Annual General Meeting. Should it be approved, 50% of the performance shares will vest upon approval at the Annual General Meeting and 50% will vest on January 1, 2020.

With regard to key members of management, an initial award of 76,456 performance shares was approved by the Compensation Committee in February 2017, based on the level of actual company performance and individual performance from January 1, 2016, to December 31, 2016. The first 50% of the initial award (38,228 performance shares) was awarded after the 2017 Annual General Meeting. Of the 38,228 performance shares, 19,114 performance shares vested on award but were locked up until December 31, 2017, 5,612 shares vested on May 4, 2018 and 13,502 shares vested on June 5, 2018.

Of the remaining 38,228 performance shares, 27,004 shares were subject to relative TSR performance adjustment, as 11,224 of the 38,228 shares were forfeited on January 31, 2018. The 27,004 shares were subject to the Company’s two-year TSR performance relative to the two-year performance of S&P SmallCap 600 Index over the period January 1, 2016 through December 31, 2017. The Company’s actual two-year TSR performance relative to the performance of the S&P SmallCap 600 Index over the period January 1, 2016 through December 31, 2017 was reviewed in January 2018. Based on the Company’s relative TSR performance over the two-year performance period, a final performance share award of 40,507 shares (150% of 27,004 shares) was earned and approved by the Compensation Committee in April 2018. Of the final performance share award, 50% (20,255 shares) vested on January 1, 2019 and 50% (20,252 shares) will vest on January 1, 2020.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

2017 Performance Share Awards

With regard to the performance period of 2017, the Board of Directors approved the conditional award of 108,213 performance shares in April 2017 for certain members of key management, under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan, and for the Executive Director under the Company’s 2017 Executive Director Long-Term Incentive Plan, on the basis of the predetermined on-target equity value for 2017 and the Company’s average closing share price during the month of January 2017.

With regard to the Executive Director, in accordance with the rules of the 2017 Plan, 100% of the conditional performance share award of 46,808 performance shares is subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2017 through December 31, 2019. The Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2017 through December 31, 2019 will be reviewed in early 2020. The final award will be subject to Board and then Shareholder approval at the 2020 Annual General Meeting. Should it be approved, 50% of the performance shares will vest upon approval at the Annual General Meeting and 50% will vest on January 1, 2021.

With regard to the 61,405 performance shares conditionally awarded to key members of management, 46,577 shares were subject to initial adjustment, based on company and individual performance over the performance year 2017, as 14,828 of the 61,405 performance shares were forfeited on January 31, 2018.

Based on the actual level of Company and individual performance from January 1, 2017 through December 31, 2017 an initial award of 48,720 performance shares was earned and approved by the Compensation Committee in April 2018. The first 50% of the initial award (24,362 performance shares) was awarded after the 2018 Annual General Meeting. Of the 24,362 performance shares 12,181 shares vested on award but were locked up until December 31, 2018 and 12,181 performance shares vested on January 1, 2019.

The remaining 50% of the initial award (24,358 performance shares) was subject to the Company’s two-year TSR performance relative to the two-year performance of S&P SmallCap 600 Index over the period January 1, 2017 through December 31, 2018. The Company’s actual two-year TSR performance relative to the two-yearperformance of the S&P SmallCap 600 Index over the period January 1, 2017 through December 31, 2018 was reviewed in January 2019. A final award of 36,538 performance shares was approved by the Compensation Committee in March 2019. Of the final performance share award of 36,538 shares, 50% (18,270 shares) will vest on January 1, 2020. Due to resignation of one of the members of key management subsequent to reporting date, the number of shares that will vest on January 1, 2021, amounts to 15,028.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

2018 Performance Share Awards

With regard to the performance period of 2018, on the basis of the predetermined on-target equity value for 2018 and the Company’s average closing share price during the month of January 2018, the Board of Directors approved the conditional award of 39,311 performance shares in March 2018 for certain members of key management under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan, and a conditional award of 45,116 performance shares in June 2018 for the Executive Director under the Company’s 2017 Executive Director Long-Term Incentive Plan.

With regard to the Executive Director, in accordance with the rules of the 2017 Plan, 100% of the conditional performance share award of 45,116 performance shares is subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2018 through December 31, 2020. The Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2018 through December 31, 2020 will be reviewed in early 2021. The final award will be subject to Board and then Shareholder approval at the 2021 Annual General Meeting. Should it be approved, 50% of the performance shares will vest upon approval at the Annual General Meeting and 50% will vest on January 1, 2022.

The 39,311 performance shares conditionally awarded to key members of management are subject to initial adjustment based on company and individual performance over the performance year 2018.

Based on the actual level of Company and individual performance from January 1, 2018 through December 31, 2018 an initial award of 42,955 performance shares has been earned and was approved by the Compensation Committee in March 2019. The first 50% of the initial award (21,480 performance shares) will be awarded after the 2019 Annual General Meeting. Of the 21,480 performance shares 10,740 shares will vest on award but will be locked up until December 31, 2019 and 10,740 performance shares will vest on January 1, 2020.

Due to resignation of one of the members of key management subsequent to reporting date, the number of performance shares from the initial award that will vest after January 1, 2020, was reduced to 18,145. These shares are subject to the Company’s two-year TSR performance relative to the two-year performance of S&P SmallCap 600 Index over the period January 1, 2018 through December 31, 2019. The Company’s actual two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period January 1, 2018 through December 31, 2019 will be reviewed in early 2020. Subject to the Compensation Committee’s approval of the final performance share award, 50% of the final performance share award will vest on January 1, 2021, and 50% will vest on January 1, 2022.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

Summary of outstanding performance shares at December 31, 2018

The number and weighted average fair value of performance shares that were finally awarded as of December 31, 2018, 2017 and 2016 is broken down as follows:

	2018		2017		2016
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding January 1,	204	33.45	253	30.68	129	26.07
Granted	115	59.64	62	43.83	196	33.67
Vested	(130)	40.79	(108)	33.18	(72)	30.58
Forfeited	(32)	38.26	(3)	23.95	—	—
Outstanding at December 31,	157	45.58	204	33.45	253	30.68

The performance share plan was modified during 2017, see the disclosure on Executive Director Compensation, which is included in Note 26 — Related-party transactions, for details about the modification.

Restricted Share Awards

In 2015, 75,000 restricted shares were awarded to a key member of management (not the Executive Director) of which 25,000 shares vested in the first quarter of 2015. Half of the remaining 50,000 restricted shares vested on March 1, 2016 and the other 25,000 shares vested on March 1, 2017. On a change of control, these restricted shares would have vested immediately.

In 2016, 20,000 restricted shares were awarded to key members of management (not the Executive Director) of which 5,000 shares vested in January 2017, 5,000 shares vested in June 2018 and 5,000 shares vested in January 2019. The remaining 5,000 restricted shares will vest on January 1, 2020. On a change of control, these restricted shares will vest and become exercisable immediately.

In 2017, 10,000 restricted shares were awarded to a key member of management (not the Executive Director) of which 5,000 shares vested in January 2018 and 5,000 shares vested in January 2019. On a change of control, these restricted shares would have vested and would have become exercisable immediately.

In 2018, 30,000 restricted shares were awarded to a key member of management (not the Executive Director) of which 10,000 shares vested in February 2019. Of the remaining 20,000 restricted shares, 10,000 will vest on November 1, 2019, and 10,000 will vest on November 1, 2020. On a change of control, these restricted shares will vest and become exercisable immediately.

Summary of outstanding restricted shares at December 31, 2018

The number and weighted average fair value of restricted shares that were awarded to key members of management and to other employees as of December 31, 2018, 2017 and 2016 is broken down as follows:

	2018		2017		2016
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding January 1,	170	41.39	253	29.51	308	25.76
Granted	180	58.31	104	47.14	92	35.49
Vested	(63)	39.16	(147)	27.84	(124)	25.66
Forfeited	(8)	36.77	(40)	30.98	(23)	23.67
Outstanding at December 31,	279	52.96	170	41.39	253	29.51

Restricted share awards granted under the Amended 2013 Plan, generally vest over four years with 25% of the award vesting each year. Restricted share awards are settled with common Interxion stock. If the employee is terminated prior to the contractual term of the award, all unvested restricted shares are forfeited. Restricted shares awarded to our Non-executive Directors for their services, vest annually at the Annual General Meeting.

The restricted shares outstanding at December 31, 2018 have a weighted average remaining contractual life of 2.4 years (2017: 2.5 years; 2016: 1.9 years).

Employee expenses

In 2018, the Company recorded employee expenses of €12.7 million related to share-based payments (2017: €9.9 million and 2016: €7.9 million). The 2018 share-based payments related expenses include an amount of €0.3 million related to taxes and social security charges (2017: €1.0 million and 2016: €0.2 million).

The weighted average fair value at grant date of options granted during the period was determined using the Black-Scholes valuation model. The following inputs were used:

	2018	2017	2016
Share price in € at grant date	52.58-53.28	37.48-48.38	28.09-33.89
Exercise price in €	45.42	31.68-39.08	24.27-30.47
Dividend yield	0%	0%	0%
Expected volatility	22%	26%	30%
Risk-free interest rate	2.5%	1.8%-2.1%	1.2%
Expected life weighted average	3.0 years	5.1 years	5.0 years

The significant inputs into the model were:

•	expected volatility, based on a combination of the share performance of the Company over a five-year period;

•	the risk-free interest rate, based on the yield on U.S. Treasury Strips with a maturity similar to the expected life of the options;

•	dividend yield, considered to be nil;

•	expected life, considered to be equal to the average of the share option exercise and vesting periods.

The weighted average fair value at grant date of the performance shares granted during the period was determined using the Monte Carlo valuation model. In addition to the above-mentioned inputs a one year holding discount of 5.5% was used as input for the performance shares.

Change of control clauses

Some awards to key management contain change of control clauses. Upon a change of control and (i) in the event the performance share plan or the individual award agreement is terminated, or (ii) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (iii) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.